Eaton Vance
New Jersey Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.5%
Security	Principal Amount (000's omitted)	Value
Education — 3.4%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$ 1,338,130
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,855,139
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/38	1,280	1,488,448
5.00%, 7/1/42	1,000	1,105,410
		$ 5,787,127
Escrowed/Prerefunded — 1.3%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$ 2,256,638
		$ 2,256,638
General Obligations — 18.1%
Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	$1,250	$ 1,428,213
Burlington County Bridge Commission, NJ:
5.00%, 8/1/27	400	444,356
5.00%, 8/1/30	500	560,825
5.00%, 8/1/31	410	459,257
5.00%, 8/1/32	250	279,898
5.00%, 10/1/36	1,000	1,101,820
Chester Township, NJ:
2.00%, 10/1/29	1,415	1,286,065
2.00%, 10/1/30	495	438,011
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,282,248
East Brunswick, NJ:
2.00%, 7/15/30	2,875	2,553,230
2.00%, 2/15/31	250	217,435
2.00%, 2/15/32	505	427,013
2.00%, 2/15/33	515	422,722
Essex County, NJ:
2.00%, 9/1/31	995	857,451
2.00%, 9/1/32	2,935	2,473,589
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,086,960
Hazlet Board of Education, NJ:
4.00%, 2/1/25	125	129,533
4.00%, 2/1/26	125	130,880
Jersey City, NJ, 5.00%, 11/1/33	800	885,760
Livingston Township, NJ, 4.00%, 1/15/36	500	532,585
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/34	$175	$ 164,259
3.00%, 12/1/35	350	324,331
3.00%, 12/1/36	100	91,422
4.00%, 12/1/36	580	616,888
Morris County Improvement Authority, NJ:
3.00%, 3/1/34	235	221,586
3.00%, 3/1/35	145	134,976
3.00%, 3/1/36	150	137,816
3.00%, 3/1/37	260	235,448
3.00%, 3/1/39	275	245,066
3.00%, 3/1/41	290	254,492
3.00%, 3/1/44	930	794,118
4.00%, 3/1/32	220	238,731
4.00%, 3/1/33	230	248,073
New Jersey:
2.00%, 6/1/29	1,250	1,114,675
2.00%, 6/1/30	1,250	1,084,925
4.00%, 6/1/30	1,000	1,047,100
Newark, NJ, 1.25%, 7/25/22	1,500	1,497,270
Ocean City, NJ, 2.00%, 10/15/30	2,205	1,949,837
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	100,761
3.00%, 8/15/38	150	134,493
4.00%, 8/15/32	185	198,988
4.00%, 8/15/33	110	118,078
4.00%, 8/15/34	100	106,807
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,199,264
Princeton, NJ, 2.00%, 12/15/31	1,030	883,503
		$ 31,140,758
Hospital — 18.1%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 778,170
5.75%, 2/15/42	1,100	1,124,200
New Jersey Economic Development Authority, (Cooper Health System), (LOC: TD Bank, N.A.), 0.43%, 11/1/38(1)	1,250	1,250,000
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,532
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group):
4.00%, 7/1/35	750	765,607
4.00%, 7/1/37	710	720,820

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	$500	$ 508,365
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	110,149
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	635,808
5.00%, 7/1/39	2,750	2,946,817
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	52,109
5.00%, 7/1/33	1,155	1,202,979
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):
4.00%, 7/1/45	1,500	1,499,295
5.00%, 7/1/23	2,415	2,490,952
5.00%, 7/1/31	2,355	2,533,062
5.00%, 7/1/33	2,300	2,468,337
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,071,719
3.125%, 7/1/33	835	811,578
4.00%, 7/1/48	3,000	3,068,250
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,094,450
Prerefunded to 7/1/26, 5.00%, 7/1/29	500	547,225
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	5,262,112
		$ 31,117,536
Housing — 1.4%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,415	$ 2,421,303
		$ 2,421,303
Industrial Development Revenue — 4.5%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,221,970
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,888,490
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,682,556
		$ 7,793,016
Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.4%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/30	$100	$ 113,341
(AGM), 5.00%, 7/1/31	100	114,356
(AGM), 5.00%, 7/1/32	100	114,110
(AGM), 5.00%, 7/1/33	150	170,784
(AGM), 5.00%, 7/1/34	100	113,678
(AGM), 5.00%, 7/1/35	135	153,248
Camden County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/27	2,600	2,862,574
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 4.00%, 7/1/36	135	139,013
(AGM), 5.00%, 7/1/24	160	167,675
(AGM), 5.00%, 7/1/26	130	140,941
(AGM), 5.00%, 7/1/28	60	66,575
		$ 4,156,295
Insured - Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,109,483
		$ 3,109,483
Insured - Escrowed/Prerefunded — 0.8%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 933,370
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	419,615
		$ 1,352,985
Insured - General Obligations — 5.7%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$250	$ 255,143
(AGM), 5.00%, 3/1/37	1,500	1,640,130
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	661,617
East Orange, NJ:
(AGM), 5.00%, 10/15/29	130	148,404
(AGM), 5.00%, 10/15/30	175	198,350
(AGM), 5.00%, 10/15/31	400	451,372
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,662,769
Lakewood Township, NJ:
(BAM), 4.00%, 11/1/26	250	264,663
(BAM), 4.00%, 11/1/27	120	127,938
Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	437,916

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Paterson, NJ, (BAM), 5.00%, 1/15/26	$1,305	$ 1,330,252
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	543,525
		$ 9,722,079
Insured - Special Tax Revenue — 8.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,564,640
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	5,658,380
(AGC), 0.00%, 7/1/27	1,900	1,590,946
(NPFG), 5.25%, 7/1/26	1,620	1,763,824
		$ 14,577,790
Insured - Transportation — 1.5%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,079,399
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	561,445
		$ 2,640,844
Lease Revenue/Certificates of Participation — 1.5%
Burlington County Bridge Commission, NJ:
4.00%, 4/1/34	$500	$ 535,385
4.00%, 4/1/35	350	373,650
Essex County Improvement Authority, NJ, 2.00%, 12/15/23	750	748,207
New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	886,167
		$ 2,543,409
Other Revenue — 2.2%
Mercer County Improvement Authority, NJ:
4.00%, 4/1/32	$1,500	$ 1,597,605
5.00%, 4/1/34	1,000	1,136,310
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,103,980
		$ 3,837,895
Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$ 108,807
		$ 108,807
Security	Principal Amount (000's omitted)	Value
Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority:
(AMT), 1.473%, (3 mo. USD LIBOR + 0.95%), 6/1/36(3)	$1,860	$ 1,856,689
(AMT), 3.25%, 12/1/29	895	845,175
(AMT), 4.00%, 12/1/34	720	724,817
(AMT), 5.00%, 12/1/29(4)	1,565	1,715,334
		$ 5,142,015
Transportation — 20.2%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 1,026,440
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,128,570
5.00%, 1/1/35	2,270	2,552,365
5.00%, 1/1/36	1,250	1,402,525
Prerefunded to 1/1/24, 5.00%, 1/1/28	2,000	2,087,320
Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck):
4.00%, 9/1/46	1,360	1,397,142
5.00%, 9/1/32	525	617,106
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,584,225
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	282,739
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/38	375	366,806
4.00%, 11/1/39	375	364,860
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/40	1,500	1,454,175
5.00%, 6/15/35	1,000	1,079,030
5.00%, 6/15/38	3,220	3,422,796
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/34	1,000	991,580
New Jersey Turnpike Authority:
4.00%, 1/1/48	580	577,413
5.00%, 1/1/31	375	402,056
5.00%, 1/1/45	2,780	2,905,489
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,536,435
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/24	2,000	2,096,200
(AMT), 5.00%, 10/15/34	2,305	2,458,236
(AMT), 5.00%, 10/15/35	2,530	2,747,327

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 5.00%, 11/15/36	$1,160	$ 1,249,436
South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	1,000	1,041,350
		$ 34,771,621
Total Tax-Exempt Municipal Obligations (identified cost $168,171,014)		$162,479,601

Taxable Municipal Obligations — 4.7%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.1%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 561,984
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	539,224
1.357%, 3/1/27	500	454,855
1.547%, 3/1/28	500	450,330
2.729%, 8/1/33	700	620,991
2.849%, 8/1/35	1,000	877,990
		$ 3,505,374
Transportation — 2.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$4,250	$ 4,522,935
		$ 4,522,935
Total Taxable Municipal Obligations (identified cost $8,340,002)		$ 8,028,309
Total Investments — 99.2% (identified cost $176,511,016)		$170,507,910
Other Assets, Less Liabilities — 0.8%		$ 1,381,332
Net Assets — 100.0%		$171,889,242

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $108,807 or 0.1% of the Fund's net assets.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(4)	When-issued security.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 10.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$162,479,601	$ —	$162,479,601
Taxable Municipal Obligations	—	8,028,309	—	8,028,309
Total Investments	$ —	$170,507,910	$ —	$170,507,910
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.